================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8920

                           Clarion Value Fund, Inc.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                  230 Park Avenue, New York,            NY 10169
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                           Clarion Value Fund, Inc.
                                230 Park Avenue
                              New York, NY 10169
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section's 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Schedule of Investments.

        Attached hereto.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

                                                                          Principal
                                                                           Amount           Value
                                                                        ------------    ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES (74.72%)
CS First Boston Mortgage Securities Corp.     6.000% due 07/15/2035 (a) $ 19,196,000    $ 19,253,845
Wachovia Bank Commercial Mortgage Trust       4.932% due 04/15/2035 (a)   16,983,000      15,927,931
LB UBS Commercial Mortgage Trust              5.076% due 07/15/2037 (a)   14,287,000      12,849,304
Bank of America-First Union National Bank
  Commercial Mortgage, Inc.                   6.250% due 04/11/2037 (a)   12,300,000      12,572,568
GS Mortgage Securities Corp. II               5.232% due 04/10/2038 (a)   15,005,000      11,192,154
CS First Boston Mortgage Securities Corp.     4.947% due 12/15/2040 (a)   13,023,000      10,831,061
Chase Commercial Mortgage Securities Corp.    6.390% due 11/18/2030 (a)   10,000,000      10,058,910
Banc of America Commercial Mortgage, Inc.     6.721% due 06/11/2035 (a)    9,054,108       9,483,001
Wachovia Bank Commercial Mortgage Trust       5.031% due 11/15/2035 (a)   10,596,000       9,252,542
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.056% due 07/12/2035 (a)    9,507,000       8,376,275
DLJ Commercial Mortgage Corp.                 6.410% due 02/18/2031 (a)   10,200,000       8,253,935(d)
DLJ Commercial Mortgage Corp.                 5.750% due 03/10/2032 (a)    8,200,000       8,143,756
Chase Commercial Mortgage Securities Corp.    6.600% due 12/19/2029 (a)    7,800,000       7,955,610
Banc of America Commercial Mortgage, Inc.     5.154% due 07/10/2045 (a)    8,385,000       7,868,341
Banc of America Commercial Mortgage, Inc.     5.314% due 11/10/2041 (a)    8,033,500       7,755,493
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.449% due 07/15/2041 (a)    7,631,000       7,472,283
Wachovia Bank Commercial Mortgage Trust       6.520% due 10/15/2017 (a)    7,430,000       7,378,718
CS First Boston Mortgage Securities Corp.     5.226% due 12/15/2036 (a)    7,767,000       7,202,287
LB UBS Commercial Mortgage Trust              7.585% due 03/15/2032 (a)    6,091,000       6,412,970
CS First Boston Mortgage Securities Corp.     6.080% due 08/15/2036 (a)    6,025,000       5,890,419
GS Mortgage Securities Corp. II               5.232% due 04/10/2038 (a)    8,752,000       5,633,785(d)
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.015% due 01/15/2038 (a)    6,513,000       5,515,247
CS First Boston Mortgage Securities Corp.     6.294% due 12/15/2035 (a)    5,200,000       5,088,829
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            6.150% due 11/15/2035 (a)    4,954,500       5,011,487
Commercial Mortgage Acceptance Corp.          5.440% due 09/15/2030 (a)    5,000,000       4,974,410
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.230% due 09/12/2037 (a)    5,000,000       4,839,120
Wachovia Bank Commercial Mortgage Trust       5.358% due 10/15/2035 (a)    5,189,000       4,669,202
Mortgage Capital Funding, Inc.                6.000% due 03/18/2030 (a)    4,544,000       4,525,824
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.626% due 10/12/2035 (a)    4,469,750       4,401,408
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.364% due 01/12/2043 (a)    4,500,000       4,247,356
CS First Boston Mortgage Securities Corp.     6.000% due 07/15/2035 (a)   13,461,562       3,960,257(d)
Mortgage Capital Funding, Inc.                6.000% due 03/18/2030 (a)    3,944,000       3,939,950
GE Capital Commercial Mortgage Corp.          5.333% due 11/10/2045 (a)    3,978,000       3,877,030
Wachovia Bank Commercial Mortgage Trust       5.223% due 07/15/2042 (a)    4,000,000       3,841,808
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.056% due 07/12/2035 (a)   21,111,257       3,831,743(d)(e)
Wachovia Bank Commercial Mortgage Trust       4.990% due 05/15/2044 (a)    4,036,500       3,435,481
Merrill Lynch Mortgage Trust                  5.244% due 11/12/2037 (a)    3,579,000       3,423,165
Wachovia Bank Commercial Mortgage Trust       5.395% due 10/15/2041 (a)    3,493,000       3,384,029
CS First Boston Mortgage Securities Corp.     4.783% due 07/15/2036 (a)    3,923,000       3,355,358
Mortgage Capital Funding, Inc.                7.060% due 03/18/2030 (a)    3,250,000       3,278,990
Merrill Lynch Mortgage Trust                  5.329% due 02/12/2042 (a)    3,675,000       3,260,291
Bank of America Large Loan                    6.320% due 02/09/2021 (a)    3,200,000       3,204,448
Bear Stearns Commercial Mortgage Securities,
  Inc.                                        6.000% due 11/11/2035 (a)    3,099,999       3,139,598
Merrill Lynch Mortgage Trust                  5.421% due 09/12/2042 (a)    3,200,000       3,064,230
Crown Castle Towers LLC                       6.065% due 11/15/2036 (a)    3,000,000       2,979,084
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.753% due 05/15/2047 (a)    3,000,000       2,962,392
LB UBS Commercial Mortgage Trust              5.561% due 02/15/2041 (a)    3,000,000       2,933,289
LB UBS Commercial Mortgage Trust              5.350% due 09/15/2040 (a)    3,000,000       2,853,807
GE Capital Commercial Mortgage Corp.          5.223% due 05/10/2043 (a)    2,972,000       2,816,006
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.368% due 08/12/2037 (a)    2,910,000       2,758,660
Wachovia Bank Commercial Mortgage Trust       5.768% due 11/15/2034 (a)    2,500,000       2,511,500
Banc of America Commercial Mortgage, Inc.     6.096% due 07/10/2046 (a)    2,500,000       2,501,900
Wachovia Bank Commercial Mortgage Trust       5.368% due 10/15/2035 (a)    2,827,000       2,458,862
Merrill Lynch Mortgage Trust                  5.019% due 09/12/2042 (a)    3,107,000       2,455,406
Merrill Lynch Mortgage Trust                  5.209% due 07/12/2038 (a)    2,500,000       2,402,538
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.149% due 08/15/2042 (a)    2,500,000       2,364,030
DLJ Commercial Mortgage Corp.                 7.600% due 02/18/2031 (a)    2,100,000       2,286,522
Chase Commercial Mortgage Securities Corp.    7.480% due 02/12/2016 (a)    2,000,000       2,116,764
Morgan Stanley Capital                        5.792% due 12/15/2043 (a)    2,000,000       1,979,024
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.875% due 04/15/2045 (a)    2,000,000       1,967,500
Bear Stearns Commercial Mortgage Securities,
  Inc.                                        5.628% due 12/11/2038 (a)    2,000,000       1,956,181
Commercial Mortgage Pass-Through Certificates 5.540% due 03/10/2039 (a)    2,000,000       1,909,902
Banc of America Commercial Mortgage, Inc.     5.923% due 07/10/2044 (a)    1,800,000       1,783,955
CS First Boston Mortgage Securities Corp.     4.231% due 05/15/2038 (a)    2,000,000       1,782,882
J.P. Morgan Chase Commercial Mortgage
  Securities Corp.                            5.535% due 12/12/2044 (a)    1,800,000       1,729,222
Wachovia Bank Commercial Mortgage Trust       6.109% due 07/15/2045 (a)    1,700,000       1,701,938
First Union National Bank Commercial Mortgage
  Corp.                                       6.155% due 08/15/2033 (a)    1,480,000       1,507,501
Merrill Lynch/Countrywide Commercial
  Mortgage Trust                              6.108% due 07/12/2046 (a)    1,500,000       1,502,115
LB UBS Commercial Mortgage Trust              5.822% due 03/15/2039 (a)    1,500,000       1,477,248
Morgan Stanley Capital I                      6.170% due 01/15/2021 (a)    1,476,000       1,477,048
Wachovia Bank Commercial Mortgage Trust       5.777% due 05/15/2043 (a)    1,500,000       1,457,990
Chase Commercial Mortgage Securities Corp.    7.370% due 06/19/2029 (a)    1,250,000       1,296,362
Banc of America Commercial Mortgage, Inc.     5.775% due 05/10/2045 (a)    1,250,000       1,219,960
Lehman Brothers Floating Rate Commercial
  Mortgage Trust                              6.120% due 09/15/2021 (a)    1,204,551       1,204,543
Commercial Mortgage Pass-Through Certificates 5.284% due 06/10/2044 (a)    1,250,000       1,185,194
Merrill Lynch/Countrywide Commercial
  Mortgage Trust                              5.917% due 06/12/2046 (a)    1,090,000       1,076,835
Nationslink Funding Corp.                     7.050% due 03/20/2030 (a)    1,000,000       1,008,370
Merrill Lynch Mortgage Trust                  6.137% due 08/12/2043 (a)    1,000,000       1,001,750
Commercial Mortgage Pass-Through Certificates 5.782% due 12/10/2046 (a)    1,000,000         988,699
Credit Suisse Mortgage Capital Certificates   5.827% due 06/15/2038 (a)    1,000,000         979,783
Wachovia Bank Commercial Mortgage Trust       5.293% due 04/15/2042 (a)    1,000,000         959,555
Wachovia Bank Commercial Mortgage Trust       5.367% due 10/15/2035 (a)    1,000,000         767,507
Wachovia Bank Commercial Mortgage Trust       0.102% due 07/15/2041 (a)  153,923,276(b)      587,833
Credit Suisse Mortgage Capital Certificates   6.520% due 04/15/2021 (a)      500,000         500,465
DLJ Commercial Mortgage Corp.                 7.120% due 10/10/2032          469,929         470,995
                                                                                        ------------
   Total Commercial Mortgage-Backed
     Securities                                                                          363,915,566
                                                                                        ------------
   (Cost $337,823,069)

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

                                                                                    Principal
                                                                                     Amount        Value
                                                                                    ---------- ------------
CORPORATE BONDS (20.40%)
Quiksilver, Inc.                                           6.875% due 04/15/2015    $6,500,000 $  6,353,750
Petro Stopping Centers LP/Petro Financial Corp.            9.000% due 02/15/2012     5,400,000    5,616,000
Leslie's Poolmart                                          7.750% due 02/01/2013     5,095,000    5,095,000
Stater Brothers Holdings                                   8.125% due 06/15/2012     4,635,000    4,704,525
Standard-Pacific Corp.                                     6.875% due 05/15/2011     3,980,000    3,920,300
Host Marriott LP                                           7.000% due 08/15/2012     3,730,000    3,767,300
Standard-Pacific Corp.                                     9.250% due 04/15/2012     3,635,000    3,734,963
Brown Shoe Co., Inc.                                       8.750% due 05/01/2012     3,435,000    3,623,925
Delhaize America, Inc.                                     9.000% due 04/15/2031     3,000,000    3,572,841
O'Charleys, Inc.                                           9.000% due 11/01/2013     3,300,000    3,465,000
Autonation, Inc.                                           7.000% due 04/15/2014     3,175,000    3,190,875
DR Structured Finance Corp.                                9.350% due 08/15/2019     2,869,681    2,998,817(d)
Carriage Services, Inc.                                    7.875% due 01/15/2015     3,000,000    2,988,750
Steinway Musical Instruments                               7.000% due 03/01/2014(a)  3,000,000    2,955,000
Susser Holdings                                           10.625% due 12/15/2013     2,300,000    2,507,000
K. Hovnanian Enterprises, Inc.                             7.750% due 05/15/2013     2,410,000    2,397,950
WCA Waste Corp.                                            9.250% due 06/15/2014     2,250,000    2,345,625
NPC International, Inc.                                    9.500% due 05/01/2014     2,255,000    2,322,650
Rouse Co. LP/TRC Co-Issuer, Inc.                           6.750% due 05/01/2013(a)  2,300,000    2,318,848
KB Home                                                    7.750% due 02/01/2010     2,220,000    2,256,075
Stanley-Martin Communities LLC                             9.750% due 08/15/2015     2,500,000    2,200,000
Trustreet Properties, Inc.                                 7.500% due 04/01/2015     2,025,000    2,187,000
Meritage Homes Corp.                                       6.250% due 03/15/2015     2,275,000    2,115,750
Senior Housing Properties Trust                            8.625% due 01/15/2012     1,920,000    2,083,200
Pantry, Inc.                                               7.750% due 02/15/2014     2,000,000    2,005,000
Ingles Markets, Inc.                                       8.875% due 12/01/2011     1,890,000    1,972,688
Denny's Corp./Denny's Holdings, Inc.                      10.000% due 10/01/2012     1,675,000    1,781,781
Meritage Homes Corp.                                       7.000% due 05/01/2014     1,800,000    1,728,000
Senior Housing Properties Trust                            7.875% due 04/15/2015     1,637,000    1,694,295
Mylan Laboratories, Inc.                                   5.750% due 08/15/2010     1,600,000    1,570,000
Ashton Woods USA LLC/Ashton Woods Finance                  9.500% due 10/01/2015     1,500,000    1,440,000
  Co.
Aramark Corp.                                              8.500% due 02/01/2015(a)  1,330,000    1,361,587
Sally Holdings LLC                                         9.250% due 11/15/2014(a)  1,250,000    1,282,813
Town Sports International, Inc.                            9.625% due 04/15/2011     1,033,000    1,087,233
Host Marriott LP                                           7.125% due 11/01/2013     1,000,000    1,015,000
Host Marriott LP                                           6.750% due 06/01/2016       630,000      625,275
Forest City Enterprises, Inc.                              7.625% due 06/01/2015       530,000      544,575
DR Structured Finance Corp.                                6.660% due 08/15/2010       672,730      538,184(d)
Bon-Ton Stores, Inc./The                                  10.250% due 03/15/2014       500,000      517,500
Wimar Landco                                               7.860% due 03/30/2007       500,000      502,815
DR Structured Finance Corp.                                8.375% due 08/15/2015       532,897      405,001(d)
DR Structured Finance Corp.                                8.550% due 08/15/2019       465,982      391,425(d)
Church & Dwight Co., Inc.                                  6.000% due 12/15/2012       175,000      170,187
                                                                                               ------------
   Total Corporate Bonds
   (Cost $99,786,754)                                                                            99,354,503
                                                                                               ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (3.02%)
Government National Mortgage Association                   5.923% due 01/16/2047     3,619,135    3,626,286
Government National Mortgage Association                   5.084% due 01/16/2045     2,418,561    2,150,514
Government National Mortgage Association                   5.476% due 09/16/2044     2,190,379    2,086,691
United States Treasury Note/Bond                           4.500% due 11/30/2011     2,000,000    1,973,126
Government National Mortgage Association                   5.467% due 03/16/2046     1,791,838    1,660,464
Government National Mortgage Association                   5.138% due 11/16/2045     1,785,853    1,573,276
Government National Mortgage Association                   5.562% due 03/16/2044     1,164,787    1,102,422
Government National Mortgage Association                   5.325% due 01/16/2044       583,714      529,477
                                                                                               ------------
   Total United States Government Agencies & Obligations
   (Cost $14,616,376)                                                                            14,702,256
                                                                                               ------------
TOTAL SECURITIES (98.14%)
   (Cost $452,226,199) (c)                                                                      477,972,325
                                                                                               ------------
OTHER ASSETS, NET OF LIABILITIES 1.86%                                                            9,043,224
                                                                                               ------------
NET ASSETS (100.00%)                                                                           $487,015,549
                                                                                               ============

--------
(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2007 was $371,362,819 or 76.25% of net assets.
(b) Represents notional amount of interest-only security.
(c) The cost for federal income tax purposes was $452,226,199. At January 31, 2007 net unrealized appreciation for all securities based on tax cost was $25,746,126. This consisted of aggregate gross unrealized appreciation for all securities of $35,059,343 and aggregate gross unrealized depreciation for all securities of $9,313,217.
(d) Illiquid security.
(e) Fair valued security.

Swap agreements outstanding at January 31, 2007:

                                                                                                       Notional   Unrealized
Type                                                                                                    Amount   Appreciation
----                                                                                                  ---------- ------------
Pay a fixed rate equal to 5.089% receive a variable rate based on 3 Month USD-LIBOR Counterparty:
Bank of America Effective date 11/16/06, Exp. 11/16/16                                                30,000,000  $  576,995

Pay a fixed rate equal to 4.915% and receive a variable rate based on 3 Month USD-LIBOR Counterparty:
Deutsche Bank Effective date 03/17/05, Exp. 03/17/15                                                  10,000,000     257,236

Pay a fixed rate equal to 4.883% and receive a variable rate based on 3 Month USD-LIBOR Counterparty:
Deutsche Bank Effective date 12/29/05, Exp. 12/29/15                                                  20,000,000     618,876
                                                                                                      ----------  ----------

Total                                                                                                             $1,453,107
                                                                                                                  ==========

Item 2. Controls and Procedures.

     (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund, Inc.

By: /s/ Daniel Heflin
    ---------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: March 27, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Heflin
    ---------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: March 27, 2007

By: /s/ Ryan Martin
    ---------------------------------
    Ryan Martin
    Chief Financial Officer

Date: March 27, 2007